Consolidated Statement of Changes in Equity (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statement of Changes in Equity
Common stock issued under employee plans (in shares)	3,893,366	6,013,875	7,687,026
Purchases of treasury stock under employee plans (in shares)	854,365	1,625,820	1,313,569
Sales of treasury stock under employee plans (in shares)	383,077	1,155,558	1,264,232
Other treasury shares purchased, not retired (in shares)	23,283,400	30,338,647	71,504,867